SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1) - USD ($) shares in Thousands	12 Months Ended
	Dec. 31, 2017		Dec. 31, 2016	Dec. 31, 2015
Concentration of credit risk [Line Items]
Value Added Tax Rate On Revenue From Primary Agricultural Products	13.00%
Value Added Tax Rate On Revenue From Sale Of Other Products	17.00%
Marketing and Advertising Expense	$ 101,232
Other Liabilities, Noncurrent	$ 1,534,449		$ 1,352,202
Operating Leases, Term	15 years
Customer Loyalty Program Liability, Description	In 2016, the Group launched a customer loyalty program to certain qualified customers, who can earn customer credits from purchases if their annual spending with the Group exceeds RMB10 million.
Customer Loyalty Program, Shares To Be Issued			4,420
Adjustments to Additional Paid in Capital, Stock Issued, Issuance Costs			$ 1,377,503
Impairment of Intangible Assets (Excluding Goodwill)	$ 19,765,615	[1]	0	$ 0
Goodwill, Impairment Loss	$ 147,018,425	[2]	0	85,934,770
Loyalty Program Description	In 2017, the Group announced its revised customer loyalty program to certain qualified customers for granting customer credits only if their annual spending with the Group exceeds RMB100 million.
New Accounting Pronouncement or Change in Accounting Principle, Cumulative Effect of Change on Equity or Net Assets	$ 0
Discription Of Emerging Growth Company	As a company with less than US$1.07 billion in revenue for the last fiscal year, we qualify as an emerging growth company pursuant to the Jumpstart Our Business Startups Act of 2012 (the JOBS Act).
Adjustments for New Accounting Principle, Early Adoption [Member]
Concentration of credit risk [Line Items]
Adjustments In Deferred Tax Assets			63,286
Additional Paid-in Capital [Member]
Concentration of credit risk [Line Items]
Adjustments to Additional Paid in Capital, Stock Issued, Issuance Costs			1,377,503
Variable Interest Entity (VIE) or Potential VIE, Information Unavailability [Member]
Concentration of credit risk [Line Items]
Other Liabilities, Noncurrent	$ 1,386,749		1,086,342
Selling and Marketing Expense [Member]
Concentration of credit risk [Line Items]
Marketing and Advertising Expense			$ 498,045	$ 131,486

[1]	Long-lived assets represent the Group’s property and equipment (Note 9), and acquired intangible assets (Note 10). The Group determined that these long-lived assets were one asset group and subject to be tested for impairment. The Group measures long-lived assets at fair value on a non-recurring basis when the carrying amount of the asset group exceeds its recoverable amount based on future projection which is consistent with its remained useful lives of the primary assets. The fair value was determined using models with significant unobservable input (Level 3 inputs) and the cash flow projections were based on past experience, actual results of operations and management best estimates about future developments as well as certain market assumptions. Impairment loss of $nil, $nil and $19,765,615 were recognized during the years ended December 31, 2015, 2016 and 2017, respectively, and included in “Impairment loss” in the Consolidated Statements of Operations.
[2]	The Group measures goodwill at fair value on a non-recurring basis when it is annually evaluated or whenever events or changes in circumstances indicate that carrying amount of a reporting unit exceeds its fair value. The fair value was determined using models with significant unobservable inputs (Level 3 inputs) which primarily included management projections on the discounted future cash flow analysis including the discount rate using the weighted average cost of capital of 17.5% and 18% as of December 31, 2016 and 2017, respectively, and expected revenue growth rates. Goodwill impairment loss of $85,934,770, $nil, and $127,252,810 were recognized for the years ended December 31, 2015, 2016 and 2017, respectively, and included in “Impairment loss” in the Consolidated Statements of Operations.